Share-Based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2018
Share-Based Payments (Textual)
Salary expense			$ 945	$ 193
Yoav Stern [Member]
Share-Based Payments (Textual)
Number of share options granted (ADSs)		294,828
Range of share price (USD)		$ 1.09
Interest rate		99.90%
Range of estimated life (years)		3 years
Employees, Officers, Consultants [Member]
Share-Based Payments (Textual)
Number of share options granted (ADSs)	3,247,000	3,247,000	3,247,000
Range of share price (USD)		$ 0.70
Range of exercise price (USD)	$ 0.70		$ 0
Employees [Member] | RSU [Member]
Share-Based Payments (Textual)
Number of share options granted (ADSs)	778,000		778,000
Range of exercise price (USD)	$ 0		$ 0
Interest rate